Commitments (Details) $ in Thousands	1 Months Ended
	Aug. 31, 2017 ₪ / shares shares	Aug. 03, 2010 USD ($)
Schedule Of Commitment Contingencies [Line Items]
Percentage of obligation to pay royalties		1.00%
Payment of royalties | $		$ 350
Raising capital | $		$ 2,000
CEO [Member]
Schedule Of Commitment Contingencies [Line Items]
Percentage of others reduction	50.00%
Number of options, Granted | shares	1,000,000
Purchase of ordinary shares | shares	1,000,000
Exercise price | ₪ / shares	₪ 0.11